Derivative Instruments and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	$ 2.6	$ 2.6	$ 25.5
Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current		0	(1.2)
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Current	2.2	2.3	0
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	(3.5)	(0.4)	(0.1)
Not Designated as Hedging Instrument [Member] | Commodity Contract [Member] | Other Noncurrent Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Noncurrent	(0.2)	(0.1)	0
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Current	$ (0.1)	$ (0.7)	$ (0.2)